STOCKHOLDERS' EQUITY (Details 1)	11 Months Ended
Dec. 31, 2015 USD ($)
Compensation Expense 1 [Member]
Compensation expense date	Jul. 30, 2011
Projected Fair Value on Date of Grant	$ 504,024
Expense Projected
Unrecognized Compensation	$ 504,024
Weighted Average Period to Recognize Unrecognized Compensation (years)	7 years
Compensation Expense 2 [Member]
Compensation expense date	Jan. 31, 2012
Expense Reported	$ 16,053
Expense Projected
Cumulative Reported Expense	$ 31,933
Unrecognized Compensation	$ 472,091
Weighted Average Period to Recognize Unrecognized Compensation (years)	6 years 6 months
Compensation Expense 3 [Member]
Compensation expense date	Jan. 31, 2013
Expense Reported	$ 61,132
Expense Projected
True-Up Amount	$ (43)
Cumulative Reported Expense	95,065
Unrecognized Compensation	$ 408,959
Weighted Average Period to Recognize Unrecognized Compensation (years)	5 years 6 months
Compensation Expense 4 [Member]
Compensation expense date	Jan. 31, 2014
Expense Reported	$ 62,891
Expense Projected
True-Up Amount	$ 43
Cumulative Reported Expense	157,957
Unrecognized Compensation	$ 346,067
Weighted Average Period to Recognize Unrecognized Compensation (years)	4 years 6 months
Compensation Expense 5 [Member]
Compensation expense date	Jan. 31, 2015
Expense Reported	$ 62,941
Expense Projected
Cumulative Reported Expense	$ 220,898
Unrecognized Compensation	$ 283,126
Weighted Average Period to Recognize Unrecognized Compensation (years)	3 years 6 months
Compensation Expense 6 [Member]
Compensation expense date	Dec. 31, 2015
Expense Reported	$ 283,126
Expense Projected
Cumulative Reported Expense	$ 504,024
Unrecognized Compensation